Subsequent Events - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale	€ 1,154	€ 1,262
Classification of Assets As Held For Sale [Member] | Part of ING Lease Italy business [member]
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale	€ 1,154